Events After the Balance Sheet Date	12 Months Ended
Mar. 31, 2021
Event After the Balance Sheet Date [Abstract]
EVENTS AFTER THE BALANCE SHEET DATE

NOTE 25. EVENTS AFTER THE BALANCE SHEET DATE

Share Offering

In April 2021, pursuant to a Registration Statement and Prospectus declared effective by the SEC on March 8, 2021 (discussed more fully in Note 1, “Nature of Operations”), the Company commenced its “at the market” offering and through June 7, 2021, had sold 90,888 shares generating net proceeds of approximately $2.6 million. Further, the Company initiated an offering pursuant to the Prospectus.

On June 24, 2021, the Company completed a firm commitment underwritten public offering of 1,150,000 ordinary shares at a public offering price of $23.00 per share for gross proceeds of approximately $26.5 million and net proceeds of approximately $25.0 million, and was settled June 28, 2021. The Company incurred offering expenses for the public offering of approximately $1.5 million, including approximately $1.4 million of management, underwriting and selling expenses. The Company will use net proceeds raised to fund its research and development activities and support operations.

Loan and Fee Settlement - iOx

In July 2021, iOx entered into an agreement with SalvaRx, the third party lender who has provided $150,000 of loans, plus interest, and the owners of the non-controlling interest pursuant to which iOx agreed to settle its outstanding loans payable, and repay SalvaRx for services provided under a consulting agreement between iOx and SalvaRx dated July 1, 2015, amended May 1, 2017, in exchange for additional shares in iOx. As a result of the agreement, SalvaRx’s interest in iOx increased from 60.49% to 78.3% and the minority interest decreased from 39.51% to 21.7%. Additionally, iOx’s obligations with the third party lender under its note obligations were settled in full.

Installment Note Receivable

The installment note receivable of approximately $0.034 million described in Note 5, “Prepaid Expenses and Other Receivables,” was repaid in full in July 2021.